S-K 1609(a), De-SPAC Projection Preparers - Legacy ZincFive Management [Member]	Sep. 30, 2026
De-SPAC, Projection Preparer [Line Items]
De-SPAC, Projection Purpose	The Forecast was prepared by Legacy ZincFive management for the 2026 budget and the periodically updated forecast for its own use in managing Legacy ZincFive’s business prior to being provided to Houlihan Capital for use in rendering its Fairness Opinion. SPKL has included the prospective financial information in the Forecast in the tables below to give its shareholders access to certain previously non-public information regarding Legacy ZincFive because such information was considered by the SPKL Board for purposes of evaluating and approving the Business Combination.
De-SPAC, Projection Preparer Name	Legacy ZincFive management